Equity-accounted investees	12 Months Ended
Dec. 31, 2025
Equity-Accounted Investees
Equity-accounted investees	Equity-accounted investees
7.1    Investments in associates recognized according to the equity method of accounting

	Equity-accounted investees		Share in income of associates accounted for using the equity method			Share in other comprehensive income of associates accounted for using the equity method			Share in total comprehensive income of associates accounted for using the equity method
Associate	As of December 31, 2025	As of December 31, 2024	For the year ended December 31, 2025	For the year ended December 31, 2024	For the year ended December 31, 2023	For the year ended December 31, 2025	For the year ended December 31, 2024	For the year ended December 31, 2023	For the year ended December 31, 2025	For the year ended December 31, 2024	For the year ended December 31, 2023
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Ajay North America	19,611	17,470	4,761	5,721	3,733	—	—	—	4,761	5,721	3,733
Ajay Europe SARL	9,460	6,403	3,065	3,387	4,013	1,675	(643)	382	4,740	2,744	4,395
SAS Adionics (1)	17,177	—	(1,510)	(763)	(985)	2,427	—	—	917	(763)	(985)
Total	46,248	23,873	6,316	8,345	6,761	4,102	(643)	382	10,418	7,702	7,143
(1) See Notes 7.3 a) and 12.1

					Dividends received for the year ending
Associate	Description of the nature of the relationship	Address	Country of incorporation	Share of ownership in associates	December 31, 2025	December 31, 2024	December 31, 2023
					ThUS$	ThUS$	ThUS$
Abu Dhabi Fertilizer Industries WWL	Distribution and commercialization of specialty plant nutrients in the Middle East.	PO Box 71871, Abu Dhabi	United Arab Emirates	37%	—	—	633
Ajay North America	Production and distribution of iodine and iodine derivatives.	1400 Industry RD Power Springs GA 30129	United States of North America	49%	4,291	2,799	4,013
Ajay Europe SARL	Production and distribution of iodine and iodine derivatives.	Z.I. du Grand Verger BP 227 53602 Evron Cedex	France	50%	2,877	3,049	4,682
SAS Adionics	Lithium extraction, salt separation, water treatment for production and lithium cleaning.	17 bis Avenue des Andes Les Ulis, 91940	France	20%	—	—	—
Total					7,168	5,848	9,328
7.2    Assets, liabilities, revenue and expenses of associates
The information disclosed reflects the amounts presented in the financial statements of the relevant associates and not the Company's share of those amounts.

	As of December 31, 2025				For the year ended December 31, 2025
	Assets		Liabilities		Revenue	Net income (loss)	Other comprehensive income	Comprehensive income
Associate	Current	Non-current	Current	Non-current
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Ajay North America	34,056	17,670	11,770	—	69,395	9,717	—	9,717
Ajay Europe SARL	28,497	3,503	13,063	—	66,346	6,130	48	6,178
SAS Adionics	8,569	12,184	4,639	1,922	1,384	(7,551)	—	(7,551)
Total	71,122	33,357	29,472	1,922	137,125	8,296	48	8,344

	As of December 31, 2024				For the year ended December 31, 2024
	Assets		Liabilities		Revenue	Net income (loss)	Other comprehensive income	Comprehensive income
Associate	Current	Non-current	Current	Non-current
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Ajay North America	28,246	16,438	9,032	—	72,487	11,677	—	11,677
Ajay Europe SARL	27,615	3,953	18,762	—	68,962	6,772	(23)	6,749
Total	55,861	20,391	27,794	—	141,449	18,449	(23)	18,426

	For the year ended December 31, 2023
	Revenue	Net income (loss)	Other comprehensive income	Comprehensive income
Associate
	ThUS$	ThUS$	ThUS$	ThUS$
Ajay North America	60,019	7,617	—	7,617
Ajay Europe SARL	73,952	8,025	12	8,037
SAS Adionics	4,156	(4,924)	—	(4,924)
Electric Era Technologies, Inc.	674	(3,177)	—	(3,177)
Altilium Metals Ltd	—	(1,912)	—	(1,912)
Total	138,801	5,629	12	5,641
7.3    Disclosures regarding interests in associates
(a)Transactions for the year ended December 31, 2025:

•During the first quarter of 2025, the Company reclassified the investment held in SAS Adionics from "Other non-current financial assets" to "Investment accounted for under the equity method". It was assessed in accordance with the requirements of IAS 28 and classified as an associate, primarily for two reasons:

a) A 20% ownership interest
b) The appointment of one director by SQM.
(b)Transactions for the year ended December 31, 2024:
•As of December 31, 2024, the investment held in SAS Adionics, amounting to ThUS$ 18,756, was presented under "Other non-current financial assets".
(c)Transactions for the year ended December 31, 2023:
•During the second quarter of 2023, the Company received dividends from Abu Dhabi Fertilizer Industries WWL amounting ThUS$ 633, which were presented under "Other gains (losses).
•During the third quarter of 2023, the Company invested ThUS$20,383 to acquire a 20% interest in Adionics Société par actions simplifiée.
•During the third quarter of 2023, the Company invested ThUS$7,620 to acquire a 3% interest in Altilium Metals Ltd., and ThUS$3,000 to acquire a 6.82% interest in Electric Era Technologies Inc. The Company has certain protective rights, specific rights over share transfers, and first refusal rights in future capital increases over these investments. The Company concluded that the Group does not have significant influence over these investments and as such these investments have been reclassified to Other non-current financial assets.